Concentration and Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2024 HKD ($)
Concentration and Risk [Line Items]
Bank deposits	¥ 500		$ 500
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	10.00%	32.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	34.00%	14.00%